UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001970036

FIGRE Trust 2026-HE8

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Todd Stevens (973) 985-3682

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Copyright © 2023 www.secdatabase.com. All Rights Reserved.

Please Consider the Environment Before Printing This Document

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit 99.1:	Amended - Visionet Systems, Inc. Securitization Rebuttal Findings, Loan Summary.

Copyright © 2023 www.secdatabase.com. All Rights Reserved.

Please Consider the Environment Before Printing This Document

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Figure HELOC Master Depositor Trust on July 21, 2026 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.10— Visionet Systems, Inc. Securitization Rebuttal Findings, Loan Summary (the “Applicable Report”). The Applicable Report is being replaced to reflect an updated “Final Overall Loan Grade (DBRS Morningstar)” of “C” for Redacted Loan ID 9217737. The Applicable Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Figure HELOC Master Depositor Trust
(Depositor)
By: Figure Lending LLC, as sole member
By: Figure Lending Corp.

By:	/s/ Todd Stevens
Name:	Todd Stevens
Title:	Chief Capital Officer

Date: July 23, 2026

Copyright © 2023 www.secdatabase.com. All Rights Reserved.

Please Consider the Environment Before Printing This Document